Disaggregated Revenues (Tables)	6 Months Ended
Jun. 30, 2026
Disaggregated Revenues [Abstract]
Schedule of Disaggregated Revenues

The following table shows disaggregated revenues by major categories for the six months ended June 30, 2025 and 2026, respectively:

	Six months ended June 30,
	2025		2026
	US$	%	US$	%
Customized software solutions	627,753	52.4%	581,537	86.8%
White label software	487,013	40.7%	—	—
Subscription services	82,800	6.9%	88,392	13.2%
Total	1,197,566	100.0%	669,929	100.0%

The following table shows disaggregated cost of revenues by major categories for the six months ended June 30, 2025 and 2026, respectively:

	Six months ended June 30,
	2025		2026
	US$	%	US$	%
Customized software solutions	62,268	15.2%	548,152	86.8%
White label software	297,305	72.5%	—	—
Subscription services	50,547	12.3%	83,318	13.2%
Total	410,120	100.0%	631,470	100.0%

The following table shows disaggregated cost of revenues by nature for the six months ended June 30, 2025 and 2026, respectively:

	Six months ended June 30,
	2025		2026
	US$	%	US$	%
Staff costs and employee benefits	113,238	27.6%	78,196	12.4%
Amortization of intangible assets	282,702	68.9%	424,831	67.3%
Subcontracting costs	8,628	2.1%	123,006	19.5%
Depreciation	5,552	1.4%	5,437	0.8%
Total	410,120	100.0%	631,470	100.0%

Schedule of Breakdown of Gross Profit and Gross Profit Margin

The following table sets forth a breakdown of gross profit and gross profit margin for the six months ended June 30, 2025 and 2026, respectively:

	Six months ended June 30,
	2025				2026
Category	Revenues	Cost of revenues	Gross profit	Gross profit margin	Revenues	Cost of revenues	Gross profit	Gross profit margin
	US$	US$	US$	%	US$	US$	US$	%
Customized software solutions	627,753	62,268	565,485	90.1%	581,537	548,152	33,385	5.7%
White label software	487,013	297,305	189,708	39.0%	—	—	—	—
Subscription services	82,800	50,547	32,253	39.0%	88,392	83,318	5,074	5.7%
Total	1,197,566	410,120	787,446	65.8%	669,929	631,470	38,459	5.7%

Schedule of Revenues Disaggregated by Timing of Revenue Recognition

Revenues disaggregated by timing of revenue recognition for the six months ended June 30, 2025 and 2026 are disclosed in the table below:

	Six months ended June 30,
	2025	2026
	US$	US$
Point in time
– Customized software solutions	627,753	581,537
– White label software	487,013	—
	1,114,766	581,537
Over time
– Subscription services	82,800	88,392
Total	1,197,566	669,929